Taxation - Schedule of Income Tax Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Tax Provision [Abstract]
Current income tax expenses	$ 1,618	$ 1,871	$ 2,182
Deferred income tax (benefit) expense	1,235	701	(1,951)
Total income tax expense	$ 2,853	$ 2,572	$ 231